Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill by Reportable Operating Segment
Schedule of Goodwill

€ millions
Historical cost
1/1/2018	21,371
Foreign currency exchange differences	847
Additions from business combinations	1,620
12/31/2018	23,838
Foreign currency exchange differences	417
Additions from business combinations	5,017
Retirements/disposals	-9
12/31/2019	29,263

Accumulated amortization
1/1/2018	100
Foreign currency exchange differences	2
12/31/2018	102
Foreign currency exchange differences	-1
12/31/2019	101

Carrying amount
12/31/2018	23,736
12/31/2019	29,162

Schedule of Goodwill by Operating Segment

€ millions	Applications,	Intelligent Spend	Qualtrics (Formerly	Other	Total
	Technology &	Group (Formerly	Customer and
	Services	SAP Business	Experience
		Network)	Management)1)
12/31/2018	13,498	6,925	3,304	9	23,736
12/31/2019	18,509	7,762	2,882	9	29,162

1) The Customer Experience segment existing at the end of 2018 was renamed to Customer and Experience Management following the addition of Qualtrics at the beginning of 2019.

Summary of Goodwill Impairment Testing Key Assumptions and Detailed Planning Period

Percent, unless otherwise stated	Applications, Technology & Services2)		Intelligent Spend Group2)		Qualtrics3)
			(Formerly SAP Business Network)		(Formerly Customer and Experience
					Management)1)
	2019	2018	2019	2018	2019	20184)
Budgeted revenue growth (average of the budgeted period)	3.0	4.8	13.3	13.8	22.6	NA
Pre-tax discount rate	NA	11.0	NA	11.5	NA	NA
After-tax discount rate	9.1	8.6	10.4	9.0	11.1	NA
Terminal growth rate	3.0	3.0	3.0	3.0	3.0	NA
Detailed planning period (in years)	5	5	9	9	13	NA

Customer Experience
Goodwill by Reportable Operating Segment
Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

	Customer Experience Part of the
	Customer and Experience
	Management Segment
	2019	2018
Budgeted revenue growth (change in pp)	-1.9	-8.3
After-tax discount rate (change in pp)	4.9	8.7
Pre-tax discount rate (change in pp)	NA	10.2
Target operating margin at the end of the budgeted period (change in pp)	-13	-28

Qualtrics
Goodwill by Reportable Operating Segment
Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

	Qualtrics
	2019	20185)
Budgeted revenue growth (change in pp)	-1.6	NA
After-tax discount rate (change in pp)	6.3	NA
Target operating margin at the end of the budgeted period (change in pp)	-15	NA